Loans - Schedule of Outstanding Balances of Loans (Parentheticals) (Details) - Short-Term Debt [Member]	Dec. 31, 2025
Industrial Bank Jilin Branch One [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	4.35%
Industrial Bank Jilin Branch Two [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	4.35%
Industrial Bank Jilin Branch Three [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	4.30%
Industrial Bank Jilin Branch Four [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	4.30%
Industrial Bank Jilin Branch Five [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	3.15%
Industrial Bank Jilin Branch Six [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	4.30%
Industrial Bank Jilin Branch Seven [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	4.90%
Industrial Bank Jilin Branch Eight [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	4.00%
Industrial Bank Jilin Branch Nine [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	4.20%
Industrial Bank Jilin Branch Ten [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	4.20%
) Industrial Bank Jilin Branch Eleven [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	2.89%
) Industrial Bank Jilin Branch Twelve [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	4.10%
Industrial Bank Jilin Branch Thirteen [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	4.20%
China Minsheng Bank Jilin Branch [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	3.85%
China Minsheng Bank Jilin Branch One [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	3.85%
China Minsheng Bank Jilin Branch Two [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	3.85%
China Minsheng Bank Jilin Branch Three [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	3.85%
China Minsheng Bank Jilin Branch Four [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	3.85%
China Minsheng Bank Jilin Branch Five [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	3.85%
China Minsheng Bank Jilin Branch Six [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	3.85%
Bank of Jilin [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Annual interest rate	3.85%